Prepaid Expenses and Other Current Assets, Net - Summary of Prepaid Expenses and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Prepaid VAT	¥ 63,712		¥ 62,121
Prepaid other service fees	21,415		49,645
Deposits	3,909		6,016
Interest receivables	2,671		102
Prepaid rental expenses	887		721
Receivables for disposal of property and equipment	610		12,983
Others	4,395		5,186
Subtotal	101,125		140,989
Less: allowance for credit loss	(6,290)		(95)
Prepaid expenses and other current assets	94,835	$ 13,357	140,894
Receivables from Third Party Payment Platforms
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Receivables from third-party payment platforms	¥ 3,526		¥ 4,215